Accrued Expenses - Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses - Related Party

NOTE 12 – ACCRUED EXPENSES – RELATED PARTY

At December 31, 2020, the Company is obligated to pay $9,615 in accrued expenses due to related parties. The total amount is made up of paid time off accrued and owed to both John Lai and John Carruth in equal amounts of $4,807. During the quarter ended December 31, 2020, David Masters signed a settlement and general release giving up any right to his $195,000 in accrued salary – related party. In exchange for this settlement and general release, the Company granted David Masters a note with a principal amount of $195,000, which is described further in this Form 10-Q’s Note 9.

At March 31, 2020, the Company was obligated to pay $252,607 in accrued expenses due to related parties. Of the total, $38,954 was made up of accounts payable, while $213,653 is made up of accrued salaries and potential payroll taxes payable.

NOTE 11–ACCRUED EXPENSES – RELATED PARTY

At March 31, 2020, the Company was obligated to pay $252,607 in accrued expenses due to related parties. Of the total, $38,954 was made up of accounts payable, while $213,653 was made up of accrued salaries.

At March 31, 2019, the Company is obligated to pay $576,393 in accrued expenses due to related parties. Of the total, $89,186 is made up of accounts payable, while $487,207 is made up of accrued salaries and payroll taxes payable.